The Eaton Vance Growth Trust
For the Greater China Growth Portfolio

[LOGO]

Annual Shareholder Report
August 31, 1996

Sponsor and Manager of
EV Classic Greater China
Growth Fund & Administrator of
Greater China Growth Portfolio

Eaton Vance Management
24 Federal Street
Boston, MA 02110

Adviser of
Greater China Growth Portfolio

Lloyd George Investment Management
(Bermuda) Limited
3808 One Exchange Square
Central, Hong Kong

Principal Underwriter

Eaton Vance Distributors, Inc.
24 Federal Street
Boston, MA 02110
(617) 482-8260

Custodian

Investors Bank & Trust Company
89 South Street
P.O. Box 1537
Boston, MA 02205-1537

Transfer Agent

First Data Investor Services Group
P.O. Box 5123
Westborough, MA 01581-5123

Independent Auditors

Deloitte & Touche LLP
125 Summer Street
Boston, MA 02110



Portfolio of Investments
August 31, 1996

STOCKS AND WARRANTS -- 97.8%
---------------------------------------------------------------------------------------
                                                                 Shares           Value
---------------------------------------------------------------------------------------
China -- 0.6%
Shanghai Yaohua Pilkington                                    5,683,563      $2,841,782
                                                                           ------------
Hong Kong -- 45.9%
Chen Hsong Holdings                                          10,820,000      $6,227,076
Cheung Kong Holdings Ltd.                                     3,650,000      25,608,818
Cheung Kong Infrastructure                                    1,482,000       2,424,575
China Merchants Hai Hong Holdings                             8,000,000       2,741,781
China Overseas Land & Investment                             20,000,000       6,272,471
China Resources Enterprises                                   7,672,000       6,895,890
China Travel International                                    8,322,000       2,394,720
China Travel International Warrants *                         2,064,400         170,872
CIM Company Ltd. (1)                                          1,800,000       3,026,306
Cosco Pacific Ltd.                                            7,000,000       5,386,565
Giordano Holdings Ltd.                                        1,500,000       1,241,561
Guangnan Holdings Ltd.                                        8,980,000       5,516,541
Hang Seng Bank                                                  760,000       7,789,504
Hong Kong Land Holdings Ltd.                                  2,020,000       4,585,400
Hong Kong Telecommunications Ltd.                             2,773,000       4,644,260
HSBC Holdings PLC                                             1,500,000      25,898,192
Hutchison Whampoa                                             4,400,000      26,631,489
Jardine Matheson Holdings                                       590,800       3,722,040
Li & Fung Ltd.                                                7,184,000       6,503,712
National Mutual Ltd.                                         14,694,000      12,257,352
New World Development                                         4,000,000      19,399,395
Ng Fung Hong Ltd.                                             8,752,000       4,244,588
Oriental Press Group Ltd.                                     8,200,000       4,215,488
CP Pokphand Co. Ltd.                                         17,338,000       5,886,067
San Miguel Brewery Ltd.                                       3,170,000       1,240,171
Siu Fung Ceramics Holdings                                   28,284,000       4,389,540
Sun Hung Kai Properties Ltd.                                  1,427,000      13,933,745
Tingyi (Cayman Island) Holding Co.                            8,696,000       2,035,612
Varitronix International Ltd.                                 3,282,000       6,197,098
VTECH Holdings Ltd.                                           3,000,000       5,528,828
Wharf Holdings Ltd.                                           1,581,200       5,971,268
Zhenhai Refining & Chemical Co.                               3,158,000         959,793
                                                                           ------------
                                                                           $233,940,718
                                                                           ------------

Indonesia -- 2.0%
PT HM Sampoerna (Foreign)                                      571,500     $  5,502,701
PT Lippo Bank (Foreign) (2)                                  3,200,000        4,918,873
                                                                           ------------
                                                                            $10,421,574
                                                                           ------------

Republic of Korea -- 7.7%
Haitai Electronics Co.                                         188,750       3,432,865
Hansol Paperboard Co. Ltd.                                           8              70
Korea Electric Power Corp.                                     301,200      10,830,424
Korea Exchange Bank                                            999,499      12,218,812
Korea Mobile Telecom Corp.                                         230         255,740
Pohang Iron & Steel Co. Ltd.                                    52,630       4,089,090
Samsung Electronics (New)                                       18,996       1,412,092
Samsung Electronics (Ord)                                       38,146       2,970,662
Samsung Fire & Marine Insurance                                  4,510       2,698,576
Samsung Fire & Marine Insurance Pfd.                             3,920       1,123,438
                                                                          ------------
                                                                           $39,031,769
                                                                          ------------

Malaysia -- 10.7%
Berjaya Sports Toto Bhd                                      1,200,000      $4,451,574
Ekran Bhd                                                      830,000       3,528,374
Hong Leong Industries Bhd                                      312,000       1,438,941
Konsortium Perkapalan Bhd                                      375,000       2,361,139
Kumpulan Guthrie Bhd (2)                                     2,350,000       3,769,801
Land & General Bhd                                           3,580,000       6,546,942
Magnum Corp. Bhd                                             1,700,000       2,754,361
Malayan Banking Bhd                                            400,000       3,801,885
MBF Capital Bhd                                              3,800,000       5,425,306
RJ Reynolds Bhd                                              1,000,000       2,887,508
Sime Darby Bhd                                               3,300,000      11,183,076
Tan Chong Motor Holdings Bhd                                 3,494,000       6,193,495
                                                                          ------------
                                                                           $54,342,402
                                                                          ------------

The Philippines -- 6.6%
Bacnotan Consolidated Industries                               544,272      $2,659,546
Belle Corp.                                                 30,591,000       8,174,728
Fortune Cement Corp.                                         7,000,000       3,607,559
Philippine Long Distance Telephone ADR **                      144,700       8,663,913
Pilipino Telephone                                           7,200,000       9,482,726
San Miguel Corp. Class B                                        23,199          75,721
SM Prime Holdings                                            4,598,280       1,105,904
                                                                          ------------
                                                                           $33,770,097
                                                                          ------------

Singapore -- 7.8%
Cerebos Pacific Ltd.                                         1,129,000      $9,388,273
Clipsal Industries Holdings Ltd.                             2,400,000       6,696,000
Clipsal Industries Holdings Ltd. Warrants                      234,000         181,350
Overseas Union Bank (Foreign)                                1,640,000      11,422,886
Sembawang Maritime                                           1,799,000       4,628,557
Straits Steamship Land                                       2,000,000       6,851,457
Straits Steamship Land Warrants *                              613,125         797,455
                                                                          ------------
                                                                           $39,965,978
                                                                          ------------

Taiwan -- 6.3%
Cathay Life Insurance                                        1,049,950      $6,421,829
China Motor Co. Ltd.                                         1,688,200       2,194,184
China Steel                                                  7,935,000       7,742,168
Formosa Chemical Fiber                                       1,573,578       1,901,985
Formosa Plastics                                               964,590       2,036,815
Grand Pacific Petrochemical                                  1,736,500       1,681,656
Nan Ya Plastic                                               3,813,076       7,218,711
Standard Foods Taiwan Ltd.                                   1,024,000       2,180,905
Wan Hai Lines Ltd.                                             428,750         991,194
                                                                          ------------
                                                                           $32,369,447
                                                                          ------------

Thailand -- 9.6%
Bangkok Bank Co. Ltd. (Foreign)                                291,200      $3,682,434
Bangkok Bank Co. Ltd. (Public) (2)                             250,000       2,153,725
Dhana Siam Finance                                           1,205,800       5,765,730
Electricity Generating (Foreign)                             3,965,970      11,754,505
Krung Thai Bank Ltd. (Foreign)                               1,548,000       6,667,931
Saha Union Corp. Ltd. (Local) (2)                            1,555,300       2,089,713
Siam Cement (Local) (2)                                        163,210       6,011,133
Siam Commercial Bank                                           850,000      10,681,683
Thailand Military Bank (Foreign)                                99,000         367,753
                                                                          ------------
                                                                           $49,174,607
                                                                          ------------

United States -- 0.6%
AES China Generating Co. Ltd.                                  210,000      $1,837,500
Pacific Basin Bulk Shipping                                     84,500       1,309,750
Pacific Basin Bulk Shipping Warrants *                          84,500          79,219
                                                                          ------------

                                                                            $3,226,469
                                                                          ------------

Total Stocks and Warrants (Identified cost, $425,476,900)                 $499,084,843
Other Assets Less Liabilities -- 2.2%                                       11,212,716
                                                                          ------------
Net Assets -- 100.0%                                                      $510,297,559
                                                                          ============


 *  Non-income producing security
**  ADR -- American Depository Receipt
(1) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(2) The above securities held by the Portfolio on August 31, 1996, are unrestricted securities valued at market prices. Because of the length of the registration process, the Portfolio would temporarily be unable to sell these securities. At August 31, 1996, the aggregate value of these securities amounted to $18,943,245 representing 3.7% of the net assests (Note 5).

See notes to financial statements





Statement of Assets and Liabilities
August 31, 1996
Assets:
Investments, at value (Note 1A) (Identified cost, $425,476,900)                         $ 499,084,843
Cash denominated in foreign currencies (cost, $3,755,508)                                   3,740,380
Cash                                                                                        7,041,766
Receivable for investments sold                                                               273,004
Dividends and interest receivable                                                           1,369,810
Deferred organization expenses (Note 1D)                                                       34,515
                                                                                         ------------
Total assets                                                                             $511,544,318

Liabilities:
Payable for investments purchased                                        $608,312
Payable for foreign capital gains tax                                     507,411
Payable for forward foreign currency exchange contracts                       400
Payable to affiliate --
Trustees' fees (Note 2)                                                     2,500
Accrued expenses                                                          128,136
                                                                         --------
Total liabilities                                                                           1,246,759
                                                                                         ------------
Net Assets  applicable to investors' interest in Portfolio                               $510,297,559
                                                                                         ============
Sources of Net Assets:
Net proceeds from capital contributions and withdrawals                                  $436,707,543
Net unrealized appreciation of investments                                                 73,590,016
(computed on the basis of identified cost                                                ------------
Total                                                                                    $510,297,559
                                                                                         ============

See notes to financial statements





Statement of Operations
For the Year Ended August 31, 1996

Investment Income:
Income --
Dividends (net of foreign taxes of $1,044,675)                                                 $11,539,535
Interest                                                                                           116,558
                                                                                               -----------
Total income                                                                                   $11,656,093

Expenses --
Investment adviser fee (Note 2)                                            $ 4,211,398
Administration fee (Note 2)                                                  1,404,681
Compensation of Trustees not members of the
Investment Adviser's or Administrator's organizations (Note 2)                  20,833
Custodian fee (Note 1C)                                                        962,477
Legal and audit fees                                                            43,767
Amortization of organization expenses (Note 1D)                                 28,716
Miscellaneous                                                                   29,564
                                                                           -----------
Total expenses                                                             $ 6,701,436
Deduct reduction of custodian fee (Note 1C)                                    346,868
                                                                           -----------
Net expenses                                                                                     6,354,568
                                                                                               -----------
Net investment income                                                                          $ 5,301,525
                                                                                               -----------
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) --
Investment transactions computed (net of foreign capital gains
taxes of $1,805,874)                                                       $15,071,040
Foreign currency                                                            (1,283,543)
                                                                           -----------
Net realized gain                                                                              $13,787,497
Change in unrealized appreciation --
Investments (identified cost basis)                                        $15,902,819
Foreign currency                                                               738,472
                                                                           -----------
Increase in unrealized appreciation                                                             16,641,291
                                                                                               -----------
Net realized and unrealized gain on investments                                                $30,428,788
                                                                                               -----------
Net increase in net assets from operations                                                     $35,730,313
                                                                                               ===========

See notes to financial statements





Statements of Changes in Net Assets
                                                                        For the Year Ended August 31,
                                                                    ------------------------------------
                                                                          1996                   1995
                                                                    ----------------     ---------------
Increase (Decrease) in Net Assets:
From operations --
Net investment income                                                $   5,301,525        $   8,672,881
Net realized gain (loss) on investment transactions                     13,787,497          (29,095,245)
Change in unrealized appreciation (depreciation)
of investments and foreign currency                                     16,641,291          (40,394,548)
                                                                     -------------        -------------
Increase (decrease) in net assets from operations                    $  35,730,313        $ (60,816,912)
                                                                     -------------        -------------
Capital transactions --
Contributions                                                        $ 135,099,898        $ 129,870,307
Withdrawals                                                           (250,949,710)        (211,249,014)
                                                                     -------------        -------------
Decrease in net assets resulting from capital transactions           $(115,849,812)       $ (81,378,707)
                                                                     -------------        -------------
Total decrease in net assets                                         $ (80,119,499)       $(142,195,619)
Net Assets:
At beginning of year                                                   590,417,058          732,612,677
                                                                     -------------        -------------
At end of year                                                       $ 510,297,559        $ 590,417,058
                                                                     =============        =============

See notes to financial statements





Supplementary Data
------------------------------------------------------------------------------------------------------------
                                                                         Year Ended August 31,
                                                    --------------------------------------------------------
                                                        1996          1995             1994           1993*
                                                    ----------     ----------       ----------    ----------
Ratios (As a percentage of average net assets):
Expenses (1)                                           1.19%          1.10%            1.15%        1.38%+
Expenses after custodian fee reduction                 1.12%            --               --           --
Net investment income                                  0.94%          1.35%            0.73%        0.38%+
Portfolio Turnover                                       42%            32%              36%          18%
Average Commission Rate Paid **                     $0.0070             --               --           --
Net Assets, end of period (000 omitted)            $510,298       $590,417         $732,613     $208,043

+   Computed on an annualized basis.

*   For the period from the start of business, October 28, 1992, to August 31, 1993.

**  Average commission rate paid is computed by dividing the total dollar amount of commissions paid during the fiscal year by the total number of shares purchased and sold during the fiscal year for which commissions were charged. For fiscal years beginning on or after September 1, 1995, a Fund is required to disclose its average commission rate per share for security trades on which commissions are charged.

(1) The expense ratios for the year ended August 31, 1996 have been adjusted to reflect a change in reporting requirements.  The new reporting guidelines require each Portfolio to increase its expense ratio by the effect of any offset arrangements with its service providers.  The expense ratios for each of the three periods ended on or before August 31, 1995 have not been adjusted to reflect this change.

See notes to financial statements




Notes to Financial Statements

(1) Significant Accounting Policies


Greater China Growth Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 as a diversified, open-end investment company which was organized as a trust under the laws of the State of New York on September 1, 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

A. Investment Valuations -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices, on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B. Federal Taxes -- The Portfolio has elected to be treated as a partnership for Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is individually responsible for the payment of any taxes on its share of such income. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements, (under the Internal Revenue Code), in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

C. Expense Reduction - The Portfolio has entered into an arrangement with its custodian agent whereby interest earned on uninvested cash balances are used to offset custodian fees. All significant reductions are reported as a reduction of expenses in the statement of operations. Prior to November 10, 1995, Investors Bank & Trust Company (the custodian) was an affiliate of Eaton Vance Management.

D. Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization, including registration costs, are being amortized on the straight-line basis over five years.

E. Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit ("initial margin") either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio ("margin maintenance") each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest or currency exchange rates. Should interest or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. If the Portfolio enters into a closing transaction, the Portfolio will realize, for book purposes, a gain or loss equal to the difference between the value of the financial futures contract to sell and financial futures contract to buy.

F. Use of Estimates - The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

G. Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates are not separately disclosed.

H. Forward Foreign Currency Exchange Contracts -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

I. Other -- Investment transactions are accounted for on the date the investments are purchased or sold. Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

(2) Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Lloyd George Management (Bermuda) Limited (the Adviser), an affiliate of Eaton Vance, as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, the Adviser receives a monthly fee of 0.0625% (0.75% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the year ended August 31, 1996 the adviser fee was.74% of average net assets. In addition, an administrative fee is earned by Eaton Vance Management
(EVM) for managing and administering the business affairs of the Portfolio. Under the administration agreement, EVM earns a monthly fee in the amount of 1/48th of 1% (equal to 0.25% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the year ended August 31, 1996, the administration fee was .25% of average net assets. Except as to Trustees of the Portfolio who are not members of the Adviser or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees. Certain of the officers and Trustees of the Portfolio are officers or directors/trustees of the above organizations.

(3) Investment Transactions

Purchases and sales of investments, other than short-term obligations, aggregated $232,081,781 and $331,006,372, respectively.

(4) Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) in value of the investments owned at August 31, 1996, as computed on a federal income tax basis, are as follows:

Aggregate cost                                    $425,476,900
                                                  ============
Gross unrealized appreciation                     $101,645,054
Gross unrealized depreciation                       28,037,111
                                                  ------------
Net unrealized appreciation                        $73,607,943
                                                  ============

(5) Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.



(6) Financial Instruments

The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at August 31, 1996 is as follows:

Forward Foreign Currency Exchange Contracts
Purchases
-------------------------------------------
                                      Deliver
Settlement                          (in United       Net Unrealized
Date          In Exchange for     States Dollars)      Appreciation
----------   ------------------  ----------------   ----------------
9/3/96        Malaysian Ringgit      $415,865             $400


(7) Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $120 million unsecured line of credit agreement with a bank. The line of credit consists of a $20 million committed facility and a $100 million discretionary facility. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio based on its borrowings at an amount above either the bank's adjusted certificate of deposit rate, a variable adjusted certificate of deposit rate, or a federal funds effective rate. In addition, a fee computed at an annual rate of 1/4 of 1% on the $20 million committed facility and on the daily unused portion of the $100 million discretionary facility is allocated among the participating funds and portfolios at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year.



Independent Auditors' Report

To the Trustees and Investors of
Greater China Growth Portfolio:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Greater China Growth Portfolio as of August 31, 1996, and the related statement of operations for the year then ended, and the statements of changes in net assets for the years ended August 31, 1996 and 1995, and the supplementary data for each of the years in the three year period ended August 31, 1996, and for the period from the start of business, October 28, 1992 to August 31, 1993. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at August 31, 1996, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary data present fairly, in all material respects, the financial position of Greater China Growth Portfolio at August 31, 1996, the results of its operations, the changes in its net assets and its supplementary data for the respective stated periods, in conformity with generally accepted accounting principles.

                                             DELOITTE & TOUCHE LLP
Boston, Massachusetts
October 4, 1996



INVESTMENT MANAGEMENT FOR GREATER CHINA GROWTH PORTFOLIO

Officers
-------------------------
Hon. Robert Lloyd George
President, Trustee and Co-Portfolio Manager

James B. Hawkes
Vice President and Trustee

Scobie Dickenson Ward
Vice President, Assistant Secretary,
Assistant Treasurer and Co-Portfolio Manager

William Walter Raleigh Kerr
Vice President and Assistant Treasurer

James L. O'Connor
Vice President and Treasurer

Thomas Otis
Vice President and Secretary



Independent Trustees
-------------------------
Hon. Edward K.Y. Chen
Professor and Director, Center for Asian Studies,
University of Hong Kong

Donald R. Dwight
President, Dwight Partners, Inc.
Chairman, Newspapers of New England, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking,
Harvard University Graduate School of Business Administration

Norton H. Reamer
President and Director, United Asset
Management Corporation



This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its distribution plan, sales charges and expenses. Please read the prospectus carefully before you invest or send money.

EV Marathon
Greater China Growth Fund
24 Federal Street
Boston, MA 02110            M-CGSRC-10/96